UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  31st March 2006

Check  here  if  Amendment  [ ];  Amendment  Number:
                                                    -------

     This  Amendment  (Check  only  one):  [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:    Royal Bank of Canada
                                                        Europe Limited

Name:

Royal Bank of Canada Europe Limited
71 Queen Victoria Street
London EC4V 4DE
United Kingdom

Form 13F File Number: 28- to be advised

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mr.  Charles  McManus
Title:  Chief  Financial  Officer
Phone  44  020  7653  4821


Signature, Place, and Date of Signing:


     Mr. C. McManus          London, United Kingdom          11th April  2006
    ----------------        ------------------------        ------------------
     [Signature]                 [City,  State]                  [Date]

Report  Type  13F  Holdings  Report

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List  of  Other  Managers  Reporting  for  this  Manager:

     Form  13F  File  Number                Name

     28-  -----------------------------   ------------------------------


FORM  13F  SUMMARY  PAGE

Report  Summary:

Number  of  Other  Included  Managers:           1
                                        ----------------------------------------

Form  13F  Information  Table  Entry  Total:     3
                                        ----------------------------------------

Form 13F Information Table Value Total:   US $ 10,830
                                          (thousands)


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     1.   Royal Bank of Canada, Form 13f file number 028-11396

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
CARNIVAL CORP                  COMMON           143658300 10599259  224513 SH       SOLE             SOLE      0    0
LAWSON SOFTWARE INC            COMMON           520780107   230100   30000 SH       SOLE             SOLE      0    0
TORONTO DOMINION BK ONT        COMMON           891160509      891      16 SH       SOLE             SOLE      0    0